Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended	6 Months Ended	9 Months Ended
	Jan. 19, 2021	Jan. 19, 2021	Dec. 31, 2020	Sep. 30, 2021	Aug. 09, 2021
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs			$ 773,917	$ 773,917
Payment of underwriting fees by cash			250,000	250,000
Payment of underwriting concession fees			150,000	150,000
Payment of other offering costs			$ 523,917	$ 523,917
Percentage of net assets held in trust account			80.00%	80.00%
Business combination net tangible assets			$ 5,000,001	$ 5,000,001
Public shares, percentage			20.00%	20.00%
Redemption, percentage			100.00%	100.00%
Price per public share (in Dollars per share)			$ 10.00	$ 10.00
Cash			$ 157,000	$ 158,000
Working capital deficit			143,000	2,780,000
Payment of sponsor			25,000	25,000
Loan proceeds			$ 300,000	300,000
Sponsor To Purchase The Founder Shares Amount				$ 500,000
Proceeds from Loan Originations		$ 300,000
Liquidity And Going Concern					$ 500,000
Other Borrowings					$ 500,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business acquires, percentage			50.00%	50.00%
Business combination, description			(i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.	(i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued	20,700,000	20,700,000	20,700,000
Gross proceeds	$ 207,000,000
Net proceeds of the sale of the Units	$ 207,000,000
Net proceeds per unit (in Dollars per share)	$ 10.00
Initial Public Offering [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued	20,700,000
Gross proceeds	$ 207,000,000
Net proceeds of the sale of the Units	$ 207,000,000
Net proceeds per unit (in Dollars per share)	$ 10.00
Initial Public Offering [Member] | Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination, description			If the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive furtherliquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.	If the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law
Over-Allotment Option [Member] | Underwriter [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued	2,700,000	2,700,000	2,700,000
Price per unit (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Over-Allotment Option [Member] | Underwriter [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued	2,700,000
Price per unit (in Dollars per share)	$ 10.00	10.00
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued	2,000,000		2,000,000	2,000,000
Price per unit (in Dollars per share)	$ 1.00	1.00
Gross proceeds	$ 2,000,000
Private Placement Warrants [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued	2,000,000
Price per unit (in Dollars per share)	$ 1.00	$ 1.00
Gross proceeds	$ 2,000,000